FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

15. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2020, respectively:

	December 31, 2019			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short‑term investments
Short‑term investments (Note 4)	—	2,501,024	—	2,501,024
Long‑term investments
Available‑for‑sale debt securities (Note 7)	—	—	2,500,000	2,500,000
Other equity investments (Note 7)	—	—	33,788,340	33,788,340
Total	—	—	36,288,340	36,288,340
Liabilities
Warrant liabilities (Note 12)	—	—	19,631,027	19,631,027

	December 31, 2020			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Long‑term investments
Available‑for‑sale debt securities (Note 7)	—	—	11,800,000	11,800,000
Other equity investments (Note 7)	—	—	36,400,000	36,400,000
Total	—	—	48,200,000	48,200,000
Liabilities
Warrant liabilities (Note 12)	—	—	221,742,202	221,742,202

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2018, 2019 and 2020:

				Year ended December 31, 2018
				Gain or Losses
						Foreign
						currency
						translation
						adjustment
					Included in	included in
				Included	other	other
	January 1,			in	comprehensive	comprehensive	December 31,
RMB	2018	Purchase/Issue	Sell	earnings	loss	loss	2018
Assets
Short‑term investments
Short‑term investments (Note 4)	11,772,573	49,000,000	58,384,622	384,622	221,643	—	2,994,216

Long‑term investments
Other equity investments (Note 7)	12,000,000	—	—	17,700,000	—	—	29,700,000

Liabilities
Warrant liabilities (Note 12)	4,351,777	—	—	450,083	—	235,729	5,037,589

				Year ended December 31, 2019
				Gain or Losses
						Foreign
						currency
						translation
						adjustment
					Included in	included in
					other	other
	January 1,	Purchase/		Included in	comprehensive	comprehensive	December 31,
RMB	2019	Issue	Sell	earnings	loss	loss	2019
Assets
Short‑term investments
Short‑term investments (Note 4)	2,994,216	34,000,000	34,614,192	114,192	6,808	—	2,501,024
Long‑term investments
Available‑for‑sale debt securities (Note 7)	—	2,500,000	—	—	—	—	2,500,000
Other equity investments (Note 7)	29,700,000	3,188,340	—	900,000	—	—	33,788,340
Total	29,700,000	5,688,340	—	900,000	—	—	36,288,340
Liabilities
Warrant liabilities (Note 12)	5,037,589	14,852,880	—	(137,969)	—	(121,473)	19,631,027

				Year ended
				December 31, 2020
				Gain or Losses
						Foreign
						currency
						translation
						adjustment
					Included in	included in
					other	other
	January 1,	Purchase/		Included in	comprehensive	comprehensive	December 31,
RMB	2020	Issue	Sell / Exercise	earnings	loss	loss	2020
Assets
Short‑term investments
Short‑term investments (Note 4)	2,501,024	—	2,512,192	12,192	(1,024)	—	—
Long‑term investments
Available‑for‑sale debt securities (Note 7)	2,500,000	—	—	—	9,300,000	—	11,800,000
Other equity investments (Note 7)	33,788,340	457,326	—	2,154,334	—	—	36,400,000
Total	36,288,340	457,326	—	2,154,334	9,300,000	—	48,200,000
Liabilities
Warrant liabilities (Note 12)	19,631,027	—	16,549,825	221,462,056	—	(2,801,056)	221,742,202